Investments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fixed Maturity Securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 77	$ 108	$ 92
Gross losses	(9)	(11)	(43)
Equity Securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	90	35	82
Gross losses	$ (1)		$ (21)